Other Long-Term Assets	12 Months Ended
Dec. 31, 2019
Other Long Term Assets [Abstract]
OTHER LONG-TERM ASSETS

15. OTHER LONG-TERM ASSETS

As at December 31,	2019	2018
Prepaid expenses	$640	$991
Deferred charges (Note 13)	1,039	753
Income tax recoverable	6,283	5,866
Other	302	302
Other long-term assets	$8,264	$7,912